Financial Risk Management - Summary of Maturity Analysis for Derivative Financial Liabilities (Detail) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	€ 133,627	€ 51,347
Interest	11,222	3,811
Total	144,849	55,158
2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital		33,769
Interest		1,058
Total		34,827
2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	89,268	2,253
Interest	3,428	967
Total	92,696	3,220
2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	12,063	4,699
Interest	2,785	801
Total	14,848	5,500
2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	10,688	3,619
Interest	2,014	551
Total	12,702	4,170
2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	8,024	3,543
Interest	1,398	327
Total	9,422	3,870
2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	6,907
Interest	838
Total	7,745
More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Capital	6,677	3,464
Interest	759	107
Total	€ 7,436	€ 3,571